Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2005
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill amount			$ 14,500,000
Goodwill net amount	$ 947,000
Goodwill impairment losses	13,600,000	$ 13,600,000
Goodwill impairment charge	$ 13,600,000